Risk information - Liquidity investments - Remaining maturity (Details) - Liquidity risk	Dec. 31, 2021	Dec. 31, 2020
Within 1 year
Risk information
Percentage of liquidity investments	84.00%	86.00%
Later than one year and not later than three years
Risk information
Percentage of liquidity investments	16.00%	14.00%